SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate, minimum	3.55%	1.43%
Risk-free interest rate, maximum	4.55%	4.10%
Expected volatility	90.00%	80.00%
Annual dividend yield	0.00%	0.00%
Per share grant date fair value	$ 2.58	$ 17.47
Minimum [Member]
Expected term	6 years	6 years
Maximum [Member]
Expected term	10 years	10 years